PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Telkomsel (Details) - IDR (Rp) Rp in Millions		12 Months Ended
	Apr. 23, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2004
Disclosure of net defined benefit liability (asset) [line items]
Employer contributions		Rp 1,639,000	Rp 719,000
Pension benefit obligations at beginning of year		8,509,000	9,717,000
Service costs		657,000	504,000
Interest income		595,000	607,000
Return on plan assets (excluding amount included in net interest expense)		537,000	(82,000)
Benefits paid by employer		(1,639,000)	(719,000)
Benefits paid		(149,000)	(291,000)
Pension benefit obligations at end of year		9,862,000	Rp 8,509,000
Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of haircut from CV	5.00%
Cash value transferred	Rp 814,000
Pension plan participants' contributions	73,000
Employer contributions	857,000
Benefits paid by employer	Rp (857,000)
Pension benefit obligations at end of year		Rp 20,500
Telkomsel | Jiwasraya
Disclosure of net defined benefit liability (asset) [line items]
Percentage of cash value transferred	95.00%
Periodic pension benefit cost | Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution		18.00%
Periodic pension benefit cost | Until 2004 | Telkomsel
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution				5.00%